Revision of Immaterial Misstatements (Tables)	12 Months Ended
Dec. 31, 2022
Revision of Immaterial Misstatements
Schedule of revision of financial statements

	Year Ended
	December 31, 2021
	As reported	Adjustment	As revised
(in thousands)
Research and license revenue	$5,000	$350	$5,350
Total revenue	$5,000	$350	$5,350
Research and development expenses	$(37,193)	$248	$(36,945)
General and administrative expenses	$(12,160)	$142	$(12,018)
Total operating expenses	$(49,353)	$390	$(48,963)
Operating loss	$(44,353)	$740	$(43,613)
Foreign currency exchange gain (loss), net	$(212)	$2,252	$2,040
Total non-operating income (loss)	$(837)	$2,252	$1,415
Loss before income tax	$(45,190)	$2,992	$(42,198)
Loss for the year	$(45,347)	$2,992	$(42,355)
Foreign currency translation adjustment	$(6,210)	$568	$(5,642)
Total comprehensive loss	$(51,557)	$3,560	$(47,997)

	Year Ended
	December 31, 2020
	As reported	Adjustment	As revised
(in thousands)
Research and license revenue	$3,500	$247	$3,747
Total revenue	$3,500	$247	$3,747
Operating loss	$(14,920)	$247	$(14,673)
Foreign currency exchange gain (loss), net	$(201)	$(668)	$(869)
Total non-operating income (loss)	$(543)	$(668)	$(1,211)
Loss before income tax	$(15,463)	$(421)	$(15,884)
Loss for the year	$(15,506)	$(421)	$(15,927)
Foreign currency translation adjustment	$(577)	$375	$(202)
Total comprehensive loss	$(16,083)	$(46)	$(16,129)

In the Consolidated Statements of Financial Position and Changes in Equity, we have revised the following:

	December 31, 2021			December 31, 2020
	As reported	Adjustment	As revised	As reported	Adjustment	As revised
(in thousands)
Equity-settled employee benefits reserve	$5,219	(390)	4,829	922	—	922
Foreign currency translation reserve	$(4,042)	$(2,181)	$(6,223)	$(1,003)	$421	$(581)
Accumulated deficit	$(78,733)	$2,571	$(76,162)	$(33,386)	$(421)	$(33,807)
Equity:	$118,367	$—	$118,367	$7,622	$—	$7,622

In the Consolidated Statements of Cash Flows, we have revised the following:

	Year Ended
	December 31, 2021
	As reported	Adjustment	As revised
(in thousands)
Loss before income tax	$(45,190)	$2,992	$(42,198)
Foreign currency exchange gain (loss), net	$562	$(2,602)	$(2,040)
Share-based compensation expense	$4,297	$(390)	$3,907
Cash and cash equivalents at end of year	$90,869	$—	$90,869

	Year Ended
	December 31, 2020
	As reported	Adjustment	As revised
(in thousands)
Loss before income tax	$(15,463)	$(421)	$(15,884)
Foreign currency exchange gain (loss), net	$448	$421	$869
Cash and cash equivalents at end of year	$15,818	$—	$15,818